Summary of Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	853,045
Options granted	8,981		412,500
Options exercised	(52,406)	(11,388)
Options forfeited	(57,357)
Options outstanding at end of year	752,263	853,045
Options exercisable at end of year	513,499
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 10.78
Options granted, Weighted Average Exercise Price	$ 11.71
Options exercised, Weighted Average Exercise Price	$ 10.64
Options forfeited, Weighted Average Exercise Price	$ 10.33
Options outstanding at end of year, Weighted Average Exercise Price	$ 10.83	$ 10.78
Options exercisable at end of year, Weighted Average Exercise Price	$ 10.89
Options outstanding at end of year, Weighted Average Remaining Contractual Term	4 years 6 months 5 days
Options exercisable at end of year, Weighted Average Remaining Contractual Term	3 years 0 months 28 days
Options outstanding, Intrinsic Value	$ 454,000
Options Exercisable, Intrinsic Value	$ 302,000